Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Components of Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
Current provision:
Federal	$—	$—	$62	$111	$325
State	5	2	988	449	396
Foreign	43	278	286	93	329

	48	280	1,336	653	1,050

Deferred provision:
Federal	—	—	—	—	22
State	—	—	—	—	3
Foreign	—	—	—	—	—

	—	—	—	—	25

Provision for income taxes	$48	$280	$1,336	$653	$1,075

Components of Income (Loss) From Continuing Operations Before Income Taxes

The components of income (loss) from continuing operations before income taxes by United States and foreign jurisdictions were as follows (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
United States	$(5,864)	$(29,602)	$10,585	$5,368	$(1,375)
Foreign	6	177	581	88	(4,234)

Total	$(5,858)	$(29,425)	$11,166	$5,456	$(5,609)

Reconciliation of Federal Income Tax Rate

The effective income tax rate differs from the federal statutory income tax rate applied to the income (loss) before provision for income taxes due to the following (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
Tax computed at the federal statutory rate	$(1,991)	$(10,005)	$3,799	$1,857	$(1,907)
State taxes, net of federal benefit	(312)	(359)	250	122	82
Tax rate differential for international subsidiaries(1)	(1)	(13)	(47)	(23)	1,589
Stock-based compensation	50	149	727	244	978
Tax credits	(677)	(282)	(409)	(150)	(378)
Tax contingencies	194	265	171	74	178
Permanent differences	226	411	305	120	244
Change in state rate	32	(1,170)	662	295	8
Other	(15)	117	344	379	146
Valuation allowance	2,542	11,167	(4,466)	(2,265)	135

Provision for income taxes	$48	$280	$1,336	$653	$1,075

(1)

The change in the impact of the tax rate differential for international jurisdictions is primarily attributable to a change in the mix of income/loss from the United States to international jurisdictions with different income tax rates compared to the United States.

Reconciliation of Deferred Tax Assets and Liabilities

 A valuation allowance has been recognized to offset our deferred tax assets as realization for fiscal 2010 and 2011 and the six months ended December 31, 2011 of such deferred tax assets has not met the more likely than not threshold.

	June 30,		December 31, 2011
	2010	2011
Deferred tax assets:
Net operating losses	$15,731	$9,936	$4,182
Deferred revenue	848	2,397	8,434
Accrued state taxes	—	286	28
Accrued expenses	416	363	672
Deferred rent	128	183	201
Credit carryforwards	781	858	1,357
Incentive from lessor	—	1,096	1,023
Stock-based compensation	—	345	1,333
Other	409	461	1,130

Total deferred tax assets	18,313	15,925	18,360
Less valuation allowance	(18,160)	(13,694)	(13,829)

	153	2,231	4,531
Deferred tax liabilities:
Accrued expenses	—	—	—
Property and equipment	(153)	(2,231)	(4,531)

Net deferred tax assets	$—	$—	$—

Reconciliation of Beginning and Ending Balance of Total Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of total unrecognized tax benefits is as follows (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
Beginning balance	$98	$185	$374	$374	$519
Tax provisions taken in the period:
Additions	87	189	145	73	191
Reductions	—	—	—	—	—

Ending balance	$185	$374	$519	$447	$710